Earnings per Share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per Share

32.	Earnings per Share
(1)    Basic earnings per share

1)	Basic earnings per share for the years ended December 31, 2021, 2020 and 2019 are calculated as follows:

(In millions of won, except for share data)
	2021		2020	2019
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	￦	1,217,520	648,579	544,099
Interest on hybrid bonds		(14,766)	(14,766)	(14,766)

Profit from continuing operation attributable to owners of the Parent Company on common shares		1,202,754	633,813	529,333
Profit from discontinued operation attributable to owners of the Parent Company on common shares		1,190,003	855,773	344,598
Weighted average number of common shares outstanding		332,761,592	363,977,155	360,320,795

Basic earnings per share (in won)
Continuing operation		￦3,614	1,741	1,469

Discontinued operation		3,576	2,352	956

2)	The weighted average number of common shares outstanding for the years ended December 31, 2021, 2020 and 2019 are calculated as follows:

(In shares)
	2021
	Number of common shares	Weighted average number of common shares
Issued shares at January 1, 2021	403,728,555	403,728,555
Treasury shares at January 1, 2021	(47,092,790)	(47,092,790)
Acquisition of treasury shares	(1,494,032)	(1,383,241)
Disposal of treasury shares	3,134,003	1,022,242
Spin-off	(140,693,584)	(23,513,174)

	217,582,152	332,761,592

(In shares)
	2020
	Number of common shares	Weighted average number of common shares
Issued shares at January 1, 2020	403,728,555	403,728,555
Treasury shares at January 1, 2020	(38,046,315)	(38,046,315)
Acquisition of treasury shares	(9,046,475)	(1,705,085)

	356,635,765	363,977,155

(In shares)
	2019
	Number of common shares	Weighted average number of common shares
Issued shares at January 1, 2019	403,728,555	403,728,555
Treasury shares at January 1, 2019	(44,379,415)	(44,379,415)
Disposal of treasury shares	6,333,100	971,655

	365,682,240	360,320,795

Weighted average number of common shares for comparative period has been retrospectively adjusted to reflect the effect of the stock split (see note 23 (2)).
(2)    Diluted earnings per share

1)	Diluted earnings per share for the years ended December 31, 2021 and 2020 are calculated as follows:

(In millions of won, except for share data)
	2021		2020
Profit from continuing operation attributable to owners of the Parent Company on common shares	￦	1,202,754	633,813
Profit from discontinued operation attributable to owners of the Parent Company on common shares		1,190,003	855,773

Adjusted weighted average number of common shares outstanding		332,917,848	364,041,895

Diluted earnings per share (in won)
Continuing operation	￦	3,613	1,741
Discontinued operation		3,574	2,351

2)	The adjusted weighted average number of common shares outstanding for the years ended December 31, 2021 and 2020 are calculated as follows:

(In shares)
	2021	2020
Outstanding shares at January 1	356,635,765	365,682,240
Effect of treasury shares	(360,999)	(1,705,085)
Effect of Spin-off	(23,513,174)	—
Effect of share option	156,256	64,740

Adjusted weighted average number of common shares outstanding	332,917,848	364,041,895
For the year ended December 31, 2019, diluted earnings per share are the same as basic earnings per share as there are no dilutive potential common shares.